Equity - Ordinary shares (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 $ / shares shares
Equity
Ordinary shares, par value per share		$ 0.0001
Class A ordinary shares
Equity
Ordinary shares, shares authorized | shares		2,900,000,000	2,900,000,000
Ordinary shares, par value per share		$ 0.0001	$ 0.0001
Ordinary shares, number of votes per share | Vote		1
Class B ordinary shares
Equity
Ordinary shares, shares authorized | shares		100,000,000	100,000,000
Ordinary shares, par value per share		$ 0.0001	$ 0.0001
Ordinary shares, number of votes per share | Vote		10
Initial public offering
Equity
Number of shares issued | shares	16,387,500
Price per share	$ 3.67
Proceeds from issuance of common stock | $	$ 365,784
Initial public offering | ADS
Equity
Number of shares issued | shares	5,462,500
Price per share	$ 11